Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents (Note 15)	$ 1,024,144	$ 1,483,252
Short-term investments (Notes 4 and 15)	100,000	28,191
Accounts receivable, net (Note 5)	2,068,298	1,810,987
Inventories, net (Note 6)	2,745,032	2,605,609
Other current assets (Notes 10, 14 and 20)	504,414	482,007
Total current assets	6,441,888	6,410,046
Property, plant and equipment, net (Note 7)	5,287,639	4,917,024
Goodwill (Note 9)	2,068,664	1,973,608
Other intangible assets, net (Note 9)	862,093	874,154
Other assets (Note 10)	955,643	1,028,451
Total assets	15,615,927	15,203,283
Current liabilities:
Short-term debt (Notes 12 and 15)	207,476	29,202
Long-term debt due within one year (Notes 12 and 15)	16,335	3,300
Accounts payable (Note 11)	993,872	1,117,078
Salaries, wages and related accruals (Note 18)	352,488	282,860
Accrued expenses and other current liabilities (Notes 11, 14, 16 and 20)	527,605	527,776
Total current liabilities	2,097,776	1,960,216
Long-term debt due after one year (Notes 12 and 15)	4,360,600	4,376,900
Deferred credits and other liabilities (Notes 14, 16, 18 and 20)	1,082,433	955,889
Total liabilities	7,540,809	7,293,005
Commitments and contingencies (Notes 14 and 16)
Nucor stockholders' equity (Notes 13 and 17):
Common stock (800,000 shares authorized; 378,092 and 377,525 shares issued, respectively)	151,237	151,010
Additional paid-in capital	1,883,356	1,843,353
Retained earnings	7,378,214	7,140,440
Accumulated other comprehensive (loss) income, net of income taxes (Notes 2, 14 and 21)	(145,708)	9,080
Treasury stock (59,059 and 59,197 shares, respectively)	(1,494,629)	(1,498,114)
Total Nucor stockholders' equity	7,772,470	7,645,769
Noncontrolling interests	302,648	264,509
Total equity	8,075,118	7,910,278
Total liabilities and equity	$ 15,615,927	$ 15,203,283